Segment Results and Assets (Parenthetical) (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Segment Reporting Information [Line Items]
Operating costs (excluding amortization and depreciation)	[2]	$ 1,431.4	[1]	$ 1,684.9	[1]	$ 1,678.7	[3]
Corporate Expenditure [Member]
Segment Reporting Information [Line Items]
Operating costs (excluding amortization and depreciation)		20.5		27.3		39.4
Accretion Expense on Provision for Environmental Rehabilitation [Member]
Segment Reporting Information [Line Items]
Operating costs (excluding amortization and depreciation)		13.9		15.4		10.4
Employee Termination Costs [Member]
Segment Reporting Information [Line Items]
Operating costs (excluding amortization and depreciation)		$ 9.4		$ 42.2		$ 35.5

[1]	Operating costs (excluding amortization and depreciation) for continuing operations for management reporting purposes includes: Corporate expenditure - $27.3 million, Accretion expense on provision for environmental rehabilitation - $15.4 million and Employee termination costs - $42.2 million, which are not included in production costs under U.S. GAAP. In addition, gold inventory change is included in production costs under U.S. GAAP.
[2]	This caption is based on captions used in the IFRS financial statements and does not reflect the US GAAP captions per the consolidated statement of operations.
[3]	Operating costs (excluding amortization and depreciation) for continuing operations for management reporting purposes includes: Corporate expenditure - $39.4 million, Accretion expense on provision for environmental rehabilitation - $10.4 million and Employee termination costs - $35.5 million, which are not included in production costs under U.S. GAAP. In addition, gold inventory change is included in production costs under U.S. GAAP.